Distribution Date:	01/18/24	JPMBB Commercial Mortgage Securities Trust 2013-C17
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Balances	8		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Current Mortgage Loan and Property Stratification	9-13		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640UAA0	1.247300%	62,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640UAB8	3.003200%	67,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640UAC6	3.927700%	210,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640UAD4	4.198900%	319,103,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46640UAE2	3.705000%	98,635,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46640UAH5	4.458400%	83,865,000.00	65,039,029.08	613,904.58	241,641.67	0.00	0.00	855,546.25	64,425,124.50	78.28%	22.25%
B	46640UAJ1	4.853938%	62,222,000.00	62,222,000.00	0.00	251,684.79	0.00	0.00	251,684.79	62,222,000.00	57.31%	16.50%
C	46640UAK8	4.853938%	47,343,000.00	47,343,000.00	0.00	191,500.00	0.00	0.00	191,500.00	47,343,000.00	41.35%	12.13%
D	46640UAN2	4.853938%	48,696,000.00	48,696,000.00	0.00	196,972.82	0.00	0.00	196,972.82	48,696,000.00	24.94%	7.62%
E	46640UAP7	3.867000%	21,642,000.00	21,642,000.00	0.00	69,741.35	0.00	0.00	69,741.35	21,642,000.00	17.65%	5.63%
F	46640UAQ5	3.867000%	12,174,000.00	12,174,000.00	0.00	39,230.71	0.00	0.00	39,230.71	12,174,000.00	13.54%	4.50%
NR	46640UAR3	3.867000%	48,695,815.00	40,178,932.17	0.00	56,427.98	0.00	0.00	56,427.98	40,178,932.17	0.00%	0.00%
R	46640UAS1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,082,126,916.00	297,294,961.25	613,904.58	1,047,199.32	0.00	0.00	1,661,103.90	296,681,056.67

X-A	46640UAF9	0.395538%	841,354,000.00	65,039,029.08	0.00	21,437.86	0.00	0.00	21,437.86	64,425,124.50
X-C	46640UAM4	0.986938%	82,511,815.00	73,994,932.17	0.00	60,857.03	0.00	0.00	60,857.03	73,994,932.17
Notional SubTotal			923,865,815.00	139,033,961.25	0.00	82,294.89	0.00	0.00	82,294.89	138,420,056.67

Deal Distribution Total					613,904.58	1,129,494.21	0.00	0.00	1,743,398.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640UAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640UAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640UAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640UAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46640UAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46640UAH5	775.52052799	7.32015239	2.88131724	0.00000000	0.00000000	0.00000000	0.00000000	10.20146962	768.20037560
B	46640UAJ1	1,000.00000000	0.00000000	4.04494857	0.00000000	0.00000000	0.00000000	0.00000000	4.04494857	1,000.00000000
C	46640UAK8	1,000.00000000	0.00000000	4.04494857	0.00000000	0.00000000	0.00000000	0.00000000	4.04494857	1,000.00000000
D	46640UAN2	1,000.00000000	0.00000000	4.04494866	0.00000000	0.00000000	0.00000000	0.00000000	4.04494866	1,000.00000000
E	46640UAP7	1,000.00000000	0.00000000	3.22250023	0.00000000	0.00000000	0.00000000	0.00000000	3.22250023	1,000.00000000
F	46640UAQ5	1,000.00000000	0.00000000	3.22249959	0.00000000	0.00000000	0.00000000	0.00000000	3.22249959	1,000.00000000
NR	46640UAR3	825.10031242	0.00000000	1.15878500	1.50010078	8.15272339	0.00000000	0.00000000	1.15878500	825.10031242
R	46640UAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640UAF9	77.30281080	0.00000000	0.02548019	0.00000000	0.00000000	0.00000000	0.00000000	0.02548019	76.57314816
X-C	46640UAM4	896.77983898	0.00000000	0.73755534	0.00000000	0.00000000	0.00000000	0.00000000	0.73755534	896.77983898

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/23 - 12/30/23	30	0.00	21,437.86	0.00	21,437.86	0.00	0.00	0.00	21,437.86	0.00
X-C	12/01/23 - 12/30/23	30	0.00	60,857.03	0.00	60,857.03	0.00	0.00	0.00	60,857.03	0.00
A-S	12/01/23 - 12/30/23	30	0.00	241,641.67	0.00	241,641.67	0.00	0.00	0.00	241,641.67	0.00
B	12/01/23 - 12/30/23	30	0.00	251,684.79	0.00	251,684.79	0.00	0.00	0.00	251,684.79	0.00
C	12/01/23 - 12/30/23	30	0.00	191,500.00	0.00	191,500.00	0.00	0.00	0.00	191,500.00	0.00
D	12/01/23 - 12/30/23	30	0.00	196,972.82	0.00	196,972.82	0.00	0.00	0.00	196,972.82	0.00
E	12/01/23 - 12/30/23	30	0.00	69,741.35	0.00	69,741.35	0.00	0.00	0.00	69,741.35	0.00
F	12/01/23 - 12/30/23	30	0.00	39,230.71	0.00	39,230.71	0.00	0.00	0.00	39,230.71	0.00
NR	12/01/23 - 12/30/23	30	323,954.88	129,476.61	0.00	129,476.61	73,048.63	0.00	0.00	56,427.98	397,003.51
Totals			323,954.88	1,202,542.84	0.00	1,202,542.84	73,048.63	0.00	0.00	1,129,494.21	397,003.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46640UAH5	4.458400%	83,865,000.00	65,039,029.08	613,904.58	241,641.67	0.00	0.00	855,546.25	64,425,124.50
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46640UAJ1	4.853938%	62,222,000.00	62,222,000.00	0.00	251,684.79	0.00	0.00	251,684.79	62,222,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46640UAK8	4.853938%	47,343,000.00	47,343,000.00	0.00	191,500.00	0.00	0.00	191,500.00	47,343,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,430,000.03	174,604,029.08	613,904.58	684,826.46	0.00	0.00	1,298,731.04	173,990,124.50

Exchangeable Certificate Details
EC	46640UAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	1,743,398.79
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	5
	Aggregate Unpaid Principal Balance	200,125,912.14
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,206,269.90	Master Servicing Fee	1,950.79
Interest Reductions due to Nonrecoverability Determination	(37,364.90)	Certificate Administrator Fee	1,016.34
Interest Adjustments	0.00	Trustee Fee	58.88
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	128.00
ARD Interest	0.00	Senior Trust Advisor Fee	537.61
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,168,905.00	Total Fees	3,691.62

Principal		Expenses/Reimbursements
Scheduled Principal	613,904.58	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,719.16
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	613,904.58	Total Expenses/Reimbursements	35,719.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,129,494.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	613,904.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,743,398.79
Total Funds Collected	1,782,809.58	Total Funds Distributed	1,782,809.57

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	297,294,961.25	297,294,961.25	Beginning Certificate Balance	297,294,961.25
(-) Scheduled Principal Collections	613,904.58	613,904.58	(-) Principal Distributions	613,904.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	296,681,056.67	296,681,056.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	298,264,824.48	298,264,824.48	Ending Certificate Balance	296,681,056.67
Ending Actual Collateral Balance	297,956,759.38	297,956,759.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or Less	1	8,228,995.64	2.77%	(1)	5.2730	1.402000	1.30 or Less	4	191,896,916.50	64.68%	(2)	4.8620	0.806235
$10,000,000 to $19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	8,228,995.64	2.77%	(1)	5.2730	1.402000
$20,000,000 to $24,999,999	1	24,438,521.08	8.24%	(2)	4.8675	0.298400	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999	1	27,287,707.69	9.20%	(2)	4.9200	0.323800	1.51 to 1.60	1	96,555,144.53	32.55%	0	4.3660	1.518500
$50,000,000 to 99,999,999	3	236,725,832.26	79.79%	(1)	4.6525	1.204790	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	62,942,569.66	21.22%	(1)	4.8700	1.145000
							Mixed Use	1	27,287,707.69	9.20%	(2)	4.9200	0.323800
Iowa	1	96,555,144.53	32.55%	0	4.3660	1.518500
							Multi-Family	1	77,228,118.07	26.03%	(2)	4.8333	0.861300
Mississippi	1	8,228,995.64	2.77%	(1)	5.2730	1.402000
							Office	2	87,381,090.74	29.45%	(1)	4.8693	0.908225
New York	1	77,228,118.07	26.03%	(2)	4.8333	0.861300
							Retail	2	104,784,140.17	35.32%	0	4.4372	1.509351
Texas	1	24,438,521.08	8.24%	(2)	4.8675	0.298400
							Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
Washington, DC	1	27,287,707.69	9.20%	(2)	4.9200	0.323800

Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or Less	1	96,555,144.53	32.55%	0	4.3660	1.518500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	191,896,916.50	64.68%	(2)	4.8620	0.806235	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
	5.20001% to 5.40000%	1	8,228,995.64	2.77%	(1)	5.2730	1.402000	Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
	5.40001% to 5.60000%	0	0.00	0.00%	0	0.0000	0.000000
	5.60001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or Less	6	296,681,056.67	100.00%	(1)	4.7120	1.054567	299 Months or Less	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567	Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 Months or Less	5	288,452,061.03	97.23%	(1)	4.6960	1.044655			No outstanding loans in this group
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	8,228,995.64	2.77%	(1)	5.2730	1.402000
	Totals	6	296,681,056.67	100.00%	(1)	4.7120	1.054567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301410001	RT	West Des Moines	IA	Actual/360	4.366%	363,891.85	234,613.62	0.00	N/A	01/01/24	--	96,789,758.15	96,555,144.53	12/01/23
3	301171001	MF	New York	NY	Actual/360	4.833%	322,059.17	151,955.05	0.00	N/A	11/01/23	--	77,380,073.12	77,228,118.07	10/01/23
4	301410004	OF	Atlanta	GA	Actual/360	4.870%	264,469.51	122,292.11	0.00	N/A	12/01/23	--	63,064,861.77	62,942,569.66	01/01/24
7	301410007	MU	Washington	DC	Actual/360	4.920%	115,816.88	49,085.46	0.00	N/A	11/01/23	--	27,336,793.15	27,287,707.69	01/01/24
9	301410009	OF	Houston	TX	Actual/360	4.867%	102,667.59	55,958.34	0.00	N/A	11/01/23	--	24,494,479.42	24,438,521.08	11/01/23
32	883100186	RT	Jackson	MS	Actual/360	5.273%	0.00	0.00	0.00	N/A	12/06/23	--	8,228,995.64	8,228,995.64	05/06/22
Totals							1,168,905.00	613,904.58	0.00				297,294,961.25	296,681,056.67
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,905,855.08	15,670,895.11	01/01/23	09/30/23	--	0.00	0.00	598,088.74	598,088.74	0.00	0.00
3	11,995,769.74	9,233,427.56	01/01/23	09/30/23	--	0.00	0.00	473,401.20	1,421,051.90	0.00	0.00
4	6,325,021.66	5,148,096.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	337,642.36	389,107.98	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	930,508.88	429,054.53	01/01/23	06/30/23	--	0.00	0.00	158,431.88	317,044.09	33,488.03	0.00
32	1,208,637.00	521,136.00	01/01/19	06/30/19	05/11/23	3,483,813.50	109,096.78	(65.19)	876,830.09	144,586.58	0.00
Totals	46,703,434.72	31,391,717.49				3,483,813.50	109,096.78	1,229,856.63	3,213,014.82	178,074.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.712001%	4.528804%	(1)
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.711918%	4.581784%	0
11/17/23	0	0.00	0	0.00	1	8,228,995.64	0	0.00	0	0.00	0	0.00	0	0.00	1	9,750,701.40	4.746305%	4.630474%	1
10/17/23	0	0.00	0	0.00	1	8,246,361.17	0	0.00	0	0.00	0	0.00	0	0.00	4	18,771,216.33	4.812684%	4.748387%	2
09/15/23	0	0.00	0	0.00	1	8,264,853.31	0	0.00	0	0.00	0	0.00	0	0.00	4	61,418,673.04	4.853222%	4.792395%	3
08/17/23	0	0.00	0	0.00	1	8,282,056.76	0	0.00	0	0.00	0	0.00	0	0.00	1	2,263,435.58	4.886842%	4.833598%	4
07/17/23	0	0.00	0	0.00	1	8,299,182.45	0	0.00	0	0.00	0	0.00	0	0.00	1	3,161,920.59	4.893828%	4.843224%	4
06/16/23	0	0.00	0	0.00	1	8,317,443.50	0	0.00	0	0.00	0	0.00	1	60,364.12	3	9,719,826.95	4.892476%	4.842199%	5
05/17/23	0	0.00	0	0.00	1	8,334,409.24	0	0.00	0	0.00	0	0.00	1	314,373.03	1	18,758,439.47	4.902734%	4.882063%	6
04/17/23	0	0.00	0	0.00	1	8,352,516.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.900862%	4.880435%	7
03/17/23	0	0.00	0	0.00	1	8,369,323.37	0	0.00	0	0.00	0	0.00	1	140,969.00	0	0.00	4.900871%	4.880446%	8
02/17/23	0	0.00	0	0.00	1	8,389,724.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.900850%	4.880428%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	301410001	12/01/23	0	5	598,088.74	598,088.74	0.00	96,789,758.15
3	301171001	10/01/23	2	5	473,401.20	1,421,051.90	0.00	77,692,420.95	06/01/23	11
9	301410009	11/01/23	1	5	158,431.88	317,044.09	33,488.03	24,553,510.17	10/31/23	13
32	883100186	05/06/22	19	5	(65.19)	876,830.09	237,301.63	8,540,445.05	10/28/21	2
Totals					1,229,856.63	3,213,014.82	270,789.66	207,576,134.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		296,681,057	90,230,277	206,450,779		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	296,681,057	186,785,422	24,438,521	77,228,118	8,228,996	0
Dec-23	297,294,961	96,789,758	63,064,862	129,211,346	8,228,996	0
Nov-23	338,843,846	201,130,175	0	129,484,675	8,228,996	0
Oct-23	447,597,644	439,351,283	0	0	8,246,361	0
Sep-23	498,617,823	490,352,969	0	0	8,264,853	0
Aug-23	605,683,526	597,401,469	0	0	8,282,057	0
Jul-23	657,282,745	648,983,563	0	0	8,299,182	0
Jun-23	664,222,264	655,904,820	0	0	8,317,444	0
May-23	675,424,411	667,090,002	0	0	8,334,409	0
Apr-23	696,036,531	687,684,015	0	0	8,352,516	0
Mar-23	697,477,141	689,107,818	0	0	8,369,323	0
Feb-23	699,330,096	690,940,371	0	0	8,389,725	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301171001	77,228,118.07	77,692,420.95	365,000,000.00	09/10/13	9,186,927.56	0.86130	09/30/23	11/01/23	238
4	301410004	62,942,569.66	62,942,569.66	123,000,000.00	10/15/13	3,985,651.81	1.14500	09/30/23	12/01/23	238
7	301410007	27,287,707.69	27,438,055.40	51,000,000.00	09/18/13	320,454.98	0.32380	06/30/23	11/01/23	238
9	301410009	24,438,521.08	24,553,510.17	43,000,000.00	09/18/13	284,067.53	0.29840	06/30/23	11/01/23	237
32	883100186	8,228,995.64	8,540,445.05	6,250,000.00	04/05/23	461,057.00	1.40200	06/30/19	12/06/23	238
Totals		200,125,912.14	201,167,001.23	588,250,000.00		14,238,158.88

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	301171001	MF	NY	06/01/23	11

1.01.2024: Loan transferred to Special Servicing, effective 6/1/2023, due to imminent maturity default. Borrower did not execute a PNA, thus discussions are occurring through legal counsel. Borrower expressed interest in a short term loan extension, following which they indicated they were working towards loan payoff. and such request is currently being evaluated. The loan matured on 11.01.2023, however Borrower did not repay, giving rise to a maturity default. Borrower has

	since marketed the property for sale with a targeted closing by the end of 1Q 2024. Noteholder to pursue rights and remedies as appropriate.

4	301410004	OF	GA	12/18/23	13
	Loan transferred to special servicing on 12/18/2023 due to approaching maturity. Special servicer is evaluating the situation.

7	301410007	MU	DC	10/27/23	13
	Loan transferred to Special Servicing effective 10/27/2023 due to Imminent Maturity Default. Special Servicer has contacted the Borrower to address the matter.

9	301410009	OF	TX	10/31/23	13

Loan is secured by a 202,382 sf office building located in Houston, TX. The Loan transferred to Special Servicing on October 31st, 2023, due to imminent monetary default with an upcoming maturity date of 11/1/2023. The Lender and Special

	Servicer are evaluating the asset to determine the best course of action.

32	883100186	RT	MS	10/28/21	2

The loan transferred to Special Servicing on 10/28/21 for imminent non-monetary default. The Special Servicer is discussing potential resolutions with the Borrower. The loan is secured by a 162,434 sf retail center in Jackson, MS. The property is approximately 44% occupied. The Lender filed a complaint in May 2022 and a receiver took control of the property in July 2022. Recently the receiver has received interest in vacant spaces from both local and national tenants. The receiver has recently executed two leases totaling approximately 23,000 sf. Both new tenants are expected to take occupancy before year-end 2023. Additionally an expansion/extension has been tentatively agreed to with Ace Hardware.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	301410001	105,750,307.40	4.36600%	105,549,382.00 4.36600%		10	08/17/20	09/01/20	09/11/20
17	883100171	14,887,046.04	5.12100%	14,887,046.04 5.12100%		10	05/06/20	05/06/20	06/11/20
Totals		120,637,353.44		120,436,428.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	301410008 09/16/22	27,300,709.88	34,510,000.00	27,842,097.21	632,479.61	27,842,097.21	27,209,617.60	91,092.28	0.00	0.00	91,092.28	0.30%
25	883100157 11/17/17	11,048,763.34	21,600,000.00	7,901,866.28	1,663,865.81	7,901,866.28	6,238,000.47	4,810,762.87	0.00	(710.61)	4,811,473.48	40.09%
29	301410029 05/17/21	9,869,675.85	16,500,000.00	7,685,930.52	1,430,571.91	7,685,930.52	6,255,358.61	3,614,317.24	0.00	0.00	3,614,317.24	32.27%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		48,219,149.07	72,610,000.00	43,429,894.01	3,726,917.33	43,429,894.01	39,702,976.68	8,516,172.39	0.00	(710.61)	8,516,883.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	301410008	09/16/22	0.00	0.00	91,092.28	0.00	0.00	91,092.28	0.00	0.00	91,092.28
25	883100157	01/17/19	0.00	0.00	4,811,473.48	0.00	0.00	150.00	0.00	0.00	4,811,473.48
		01/18/18	0.00	0.00	4,811,323.48	0.00	0.00	560.61	0.00	0.00
		11/17/17	0.00	0.00	4,810,762.87	0.00	0.00	4,810,762.87	0.00	0.00
29	301410029	05/17/21	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24	0.00	0.00	3,614,317.24
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,516,883.00	0.00	0.00	8,516,883.00	0.00	0.00	8,516,883.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	16,658.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,131.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,885.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,273.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	1,771.52	0.00	0.00	0.00	0.00	37,364.90	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,719.16	0.00	0.00	0.00	0.00	37,364.90	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		73,084.06

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26